GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
The Company assesses goodwill and indefinite-lived intangible assets for impairment annually or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value. The Company also reviews definite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of a definite-lived intangible asset may not be recoverable. The Company performs its annual assessment for impairment of goodwill and indefinite-lived intangible assets as of October 1 in connection with the preparation of its annual financial statements. See Note 2 for further discussion of the Company's impairment assessment process for goodwill and intangible assets.
The balance of goodwill and intangible assets, net is as follows:

	December 31,
	2013	2012
	(In thousands)
Goodwill	$1,675,323	$1,616,154
Intangible assets with indefinite lives	376,329	378,964
Intangible assets with definite lives, net	69,007	103,940
Total goodwill and intangible assets, net	$2,120,659	$2,099,058

The following table presents the balance of goodwill by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2013:

	Balance at December 31, 2012	Additions	(Deductions)	Transfers In/(Out)	Foreign Exchange Translation	Balance at December 31, 2013
	(In thousands)
Search & Applications	$723,650	$—	$(160)	$14,572	$—	$738,062
The Match Group	718,736	62,464	(10,675)	—	4,878	775,403
Media - Connected Ventures	8,267	—	—	—	—	8,267
eCommerce:
HomeAdvisor	111,658	5,317	—	14,373	524	131,872
CityGrid Media	32,124	—	(3,179)	(28,945)	—	—
Shoebuy	21,719	—	—	—	—	21,719
Total eCommerce	165,501	5,317	(3,179)	(14,572)	524	153,591
Total	$1,616,154	$67,781	$(14,014)	$—	$5,402	$1,675,323
Additions primarily relate to the acquisition of Twoo. Deductions primarily relate to the establishment of a deferred tax asset at Tutor arising from pre-acquisition net operating losses. Transfers in/(out) relate to the reorganization of CityGrid Media in the third quarter of 2013.
The following table presents the balance of goodwill by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2012:

	Balance at December 31, 2011	Additions	(Deductions)	Foreign Exchange Translation	Balance at December 31, 2012
	(In thousands)
Search & Applications	$526,444	$197,458	$(252)	$—	$723,650
The Match Group	674,396	50,728	(555)	(5,833)	718,736
Media - Connected Ventures	8,267	—	—	—	8,267
eCommerce:
HomeAdvisor	109,947	1,880	—	(169)	111,658
CityGrid Media	17,751	14,373	—	—	32,124
Shoebuy	21,719	—	—	—	21,719
Total eCommerce	149,417	16,253	—	(169)	165,501
Total	$1,358,524	$264,439	$(807)	$(6,002)	$1,616,154

Additions primarily relate to the acquisition of The About Group.
The December 31, 2013, 2012 and 2011 goodwill balances include accumulated impairment losses of $916.9 million, $28.0 million and $11.6 million at Search & Applications, Shoebuy and Connected Ventures, respectively.
Intangible assets with indefinite lives are trade names and trademarks acquired in various acquisitions. At December 31, 2013, intangible assets with definite lives are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Content	$47,800	$(22,373)	$25,427	4.0
Technology	41,694	(25,324)	16,370	2.9
Trade names	29,283	(16,427)	12,856	3.0
Customer lists	22,584	(13,116)	9,468	2.5
Advertiser and supplier relationships	10,956	(6,070)	4,886	2.9
Total	$152,317	$(83,310)	$69,007	3.2
At December 31, 2012, intangible assets with definite lives are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Content	$47,800	$(4,733)	$43,067	4.0
Technology	37,545	(11,663)	25,882	2.9
Trade names	22,742	(7,044)	15,698	3.6
Advertiser and supplier relationships	16,446	(7,676)	8,770	4.4
Customer lists	11,800	(1,277)	10,523	3.7
Total	$136,333	$(32,393)	$103,940	3.7

At December 31, 2013, amortization of intangible assets with definite lives for each of the next five years and thereafter is estimated to be as follows:

Years Ending December 31,	(In thousands)
2014	$38,238
2015	19,131
2016	8,141
2017	2,758
2018	498
Thereafter	241
Total	$69,007